Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014		Mar. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 85,745,200	[1]	¥ 84,587,528	[1]
MUAH's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	61,414		59,963
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	53,994,701	[1]	54,895,738	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,822,997	[1]	11,530,107	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	994,229	[1]	980,046	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,608,119	[1]	10,605,152	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,644,907	[1]	2,679,580	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,234,981	[1]	8,445,977	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,177,376	[1]	3,984,994	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,527,183	[1]	1,443,036	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,223,566	[1]	13,492,802	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,761,343	[1]	1,734,044	[1]
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	31,689,113	[1]	29,616,050	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	61,386	[1]	75,740	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	14,508,683	[1]	14,978,305	[1]
Loans, Accrual	14,408,464		14,864,856
Loans, Nonaccrual	100,219		113,449
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	580,323	[1]	608,621	[1]
Loans, Accrual	510,928		535,511
Loans, Nonaccrual	69,395		73,110
MUAH [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,303,697	[1],[2]	7,179,588	[1],[2]
MUAH [Member] | Credit Quality Based on the Number of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	3,086,716		3,003,826
Loans, Nonaccrual	29,293		34,989
MUAH [Member] | Credit Quality Based on Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	4,008,889		3,946,961
Loans, Special Mention	93,353		98,645
Loans, Classified	85,446		95,167
Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,083,680	[1]	3,075,861	[1]
Loans, Normal	2,918,386		2,923,087
Loans, Special Mention	100,798		101,184
Loans, Substandard or Doubtful or Doubtful of Loss	64,496		51,590
Normal [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	81,086,345		79,040,504
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	50,384,423		50,608,911
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,609,563		10,032,892
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	883,359		786,640
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,821,405		9,747,076
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,331,708		2,279,379
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,454,290		7,582,548
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,158,981		3,959,266
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,443,814		1,349,217
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,040,257		13,274,021
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,641,046		1,597,872
Normal [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	30,677,450		28,399,163
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	24,472		32,430
Close Watch [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,000,446		4,714,273
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,017,821		3,549,135
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,065,647		1,329,356
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	86,865		163,313
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	685,767		716,302
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	254,086		328,142
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	610,818		651,659
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	12,571		18,494
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	58,958		68,863
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	162,704		182,727
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	80,405		90,279
Close Watch [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	953,306		1,132,038
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	29,319		33,100
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	658,409		832,751
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	592,457		737,692
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	147,787		167,859
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	24,005		30,093
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	100,947		141,774
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	59,113		72,059
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	169,873		211,770
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,824		7,234
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	24,411		24,956
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	20,605		36,054
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	39,892		45,893
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	58,357		84,849
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 7,595		¥ 10,210

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of MUAH do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥59,963 million and ¥61,414 million at March 31, 2014 and September 30, 2014, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.